Investment Securities - Schedule of Investments in Listed Equity Instruments at Fair Value through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	¥ 5,170,856	¥ 5,817,261
Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	3,745,559	4,585,440
TOYOTA MOTOR CORPORATION [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	381,946	738,198
Ares Management Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	369,498	339,181
DAIKIN INDUSTRIES, LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	121,050	164,800
Jefferies Financial Group Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	294,857	140,147
SBI Holdings, Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	107,541	106,677
Kotak Mahindra Bank Limited [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	124,627	106,002
MITSUI & CO., LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	53,891	91,195
KUBOTA CORPORATION [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	53,040	85,838
Sumitomo Realty & Development Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	65,841	68,242
Seven & i Holdings Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	63,809	65,078
ITOCHU Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	69,010	64,660
DAIWA HOUSE INDUSTRY CO., LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	59,690	58,383
Murata Manufacturing Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	18,525	57,835
East Japan Railway Company [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	48,495	53,947
Mitsui Fudosan Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	32,083	51,949
ASICS Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	4,685	49,741
Japan Exchange Group, Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	36,066	49,317
NIPPON STEEL CORPORATION [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	41,818	48,008
Central Japan Railway Company [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	29,967	46,914
DAIICHI SANKYO COMPANY, LIMITED [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	16,492	43,936
TOYOTA TSUSHO CORPORATION [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	31,783	43,622
Mitsui O.S.K. Lines, Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	34,241	41,490
SG HOLDINGS CO., LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	31,042	39,487
Sanrio Company, Ltd. [Member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	4,905	37,263
NIDEC CORPORATION [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	30,228	37,178
Tokyo Electric Power Company Holdings, Incorporated [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	11,579	33,916
ESR Group Limited [Member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	48,230	33,170
MINEBEA MITSUMI Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	22,221	30,170
BRIDGESTONE CORPORATION [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	0	29,952
Sanwa Holdings Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	51,752	29,592
West Japan Railway Company [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	26,132	28,108
DAIFUKU CO., LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	22,293	27,421
FUJIFILM Holdings Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	12,036	27,403
Shionogi & Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	21,678	24,934
Makita Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	28,567	24,768
KAJIMA CORPORATION [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	20,067	24,331
GMO Payment Gateway, Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	19,823	24,115
ASAHI KASEI CORPORATION [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	18,223	23,802
Chubu Electric Power Company, Incorporated [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	10,914	22,292
Stanley Electric Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	20,810	20,880
TBS HOLDINGS, INC. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	15,203	20,722
KOITO MANUFACTURING CO., LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	10,001	20,696
Fujikura Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	37,802	19,270
Mazda Motor Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	6,057	17,891
TORAY INDUSTRIES, INC. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	24,406	17,779
SHIMANO INC. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	10,828	17,320
The Kansai Electric Power Company, Incorporated [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	13,808	17,095
TOYO SUISAN KAISHA, LTD.[member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	15,488	16,687
Sekisui House, Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	15,330	16,134
Idemitsu Kosan Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	10,830	16,076
Others [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	1,001,472	1,260,297
BANDAI NAMCO Holdings Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	16,823	9,508
CME Group Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	18,718	15,373
TOHO GAS CO., LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	13,666	11,446
BROTHER INDUSTRIES, LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	14,544	15,232
Maruichi Steel Tube Ltd. [Member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	12,980	15,687
Marubeni Corporation [Member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	12,523	13,836
Kawasaki Heavy Industries, Ltd. [Member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	11,975	6,837
YAOKO CO., LTD. [Member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	11,877	11,820
KANEKA CORPORATION [Member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	¥ 11,773	¥ 11,792